SIGNIFICANT ACCOUNTING POLICIES (Details 1)	Sep. 30, 2017	Sep. 30, 2016
Foreign Currency Exchange Rate,Yearly [Member]
Foreign Currency Exchange Rate, Translation	6.6545	6.6711
Foreign Currency Exchange Rate,Averagely [Member]
Foreign Currency Exchange Rate, Translation	6.8126	6.5333